AMOUNTS DUE TO RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES	Amounts due to related parties consisted of the following:
	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Due to related parties
Ms Liao*	5,278	5,007
Mr. Ng**	1,006	942

	6,284	5,949